Income Taxes (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
IncomeTaxDisclosureNarrativeLineItems [Line Items]
Federal tax loss carryovers					$ 67,700,000	$ 20,400,000
Operation loss carry forwards					$ 16,551,647	5,030,672
Operating loss carryforwards, limitations on use description					Pursuant to Section 382 of the Internal Revenue Code of 1986, as amended, a corporation that undergoes an “ownership change,” generally defined as a cumulative increase of more than 50 percentage points in the stock ownership of 5% shareholders within a rolling three-year period may have its ability to utilize pre-change net operating loss (“NOL”) carryforwards and certain other tax attributes significantly limited on an annual basis.
Income Tax Expense (Benefit)	$ 0	$ 0	$ 0	$ (58,470)	$ 58,470	(43,859,686)
Other Tax Expense (Benefit)				$ 60,000.00
Deferred Tax Assets, Net	8,500,000		8,500,000		45,827,725	$ 44,350,832
Operating Loss Carryforwards	$ 34,200,000		$ 34,200,000		67,700,000
Northern Lights Acquisition Corp [Member]
IncomeTaxDisclosureNarrativeLineItems [Line Items]
Stock ownership percentage	5.00%		5.00%
State of Colorado [Member]
IncomeTaxDisclosureNarrativeLineItems [Line Items]
Operation loss carry forwards					$ 21,400,000